UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22379

Partners Group Private Equity (TEI), LLC
(Exact name of registrant as specified in charter)

1114 Avenue of the Americas, 37th Floor
New York, NY 10036
 (Address of principal executive offices) (Zip code)

Robert M. Collins
1114 Avenue of the Americas, 37th Floor
New York, NY 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (TEI), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - December 31, 2015 (Unaudited)

Partners Group Private Equity (TEI), LLC (1)

Investment in Partners Group Private Equity (Offshore), LDC, at value - 100.14% (Cost $313,650,445)	$471,980,973
Liabilities in excess of other assets - (0.14)%	(642,129)
Members' Equity - 100%	$471,338,844

Partners Group Private Equity (Offshore), LDC (2)

Investment in Partners Group Private Equity (Master Fund), LLC, at value - 100.00% (Cost $313,650,445)	$471,988,738
Liabilities in excess of other assets - (0.00)%	(7,400)
Members' Equity - 100%	$471,981,338

(1)	Invests the majority of its assets in Partners Group Private Equity (Offshore), LDC

(2)	Invests the majority of its assets in Partners Group Private Equity (Master Fund), LLC

The Schedule of Investments of Partners Group Private Equity (Master Fund), LLC is included below.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - December 31, 2015 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY
Percentages as a percentage of total investments are as follows:

Private Equity Investments (70.46%)
Direct Investments * (44.25%)
Direct Equity (26.93%)	Investment Type	Geographic Region [b]	Fair Value **
Action Holding BV a	Common equity	Western Europe	$563,159
Affordable Care Holding Corp. [a,c]	Common equity	North America	8,992,800
Apollo Overseas Co-Investors (MHE), L.P. [a]	Limited partnership interest	North America	11,994,942
Ascensus Inc. [a,c]	Common equity	North America	1,188,679
Astorg Co-Invest Kerneos, FCPI [a,c]	Common equity	Western Europe	11,622,906
Aurora Products Group, LLC [a]	Member interest	North America	18,901
CapitalSpring Finance Company [a,c]	Common equity	North America	3
Carlyle Retail Turkey Partners, L.P. [a,c]	Limited partnership interest	South America	6,066,428
CCM Pharma Debtco Limited [a]	Common equity	Western Europe	469,331
CD&R Univar Co-Investor, L.P. [a,c]	Limited partnership interest	North America	2,058,101
Centauro Co-Investment Fund, L.P. [a,c]	Limited partnership interest	South America	2,483,667
CT Holdings (International) Limited [a]	Common equity	Asia - Pacific	3,886,936
DLJSAP BookCO, LLC [a,c]	Member interest	South America	733,059
EQT Marvin Co-Investment, L.P. [a,c]	Limited partnership interest	Western Europe	1,992,400
Eurodrip Co-Investment Fund I, L.P. [a,c]	Limited partnership interest	Western Europe	5,925,734
Faster S.p.A. [a,c]	Common equity	Western Europe	14,993,753
Fermo Limited [a,c]	Common equity	Asia - Pacific	7,048,586
Fermo Limited [a,c]	Preferred equity	Asia - Pacific	2,825,596
Gemini Global Holdings Investors, LLC [a,c]	Member interest	North America	3,600,032
Genoa Holding Company, Inc. [a,c]	Common equity	North America	7,358
Globetrotter Investment & Co S.C.A. [a,c]	Common equity	Western Europe	5,109,393
Globetrotter Investment & Co S.C.A. [a]	Preferred equity	Western Europe	5,186,615
GTS II Cayman Corporation [a,c]	Common equity	South America	4,546,296
Hercules Achievement Holdings, Inc./Hercules VB Holdings, Inc. [a]	Common equity	North America	13,725,377
Hogan S.ar.l [a,c]	Common equity	Western Europe	390,596
Hogan S.ar.l [a,c]	Preferred equity	Western Europe	1
Kahuna Holdco Pty Limited [a]	Common equity	Asia - Pacific	913,945
KKBS Group Holdings, LLC [a,c]	Member interest	North America	10,599
KKBS Holdings, LLC [a,c]	Member interest	North America	5,537
KKR Matterhorn Co-Invest, L.P. [a,c]	Limited partnership interest	Western Europe	8,360,290
KLFS Holdings, L.P. [a,c]	Limited partnership interest	North America	1,682,176
KOUS Holdings, Inc. [a,c]	Common equity	North America	10,950,000
Kowloon Co-Investment, L.P. [a,c]	Limited partnership interest	Asia - Pacific	2,204,592
LTS Group Holdings, LLC [a,c]	Member interest	North America	19,101,553
Mauritius (Luxembourg) Investments S.ar.l. [a,c]	Common equity	Western Europe	1,576,586
MPH Acquisition Holdco, L.P. [a,c]	Limited partnership interest	North America	54,275,423
NDES Holdings, LLC [a,c]	Member interest	North America	3,102,262
NTS Holding Corporation, Inc. [a,c]	Common equity	North America	3,475,337
Peer I S.A. [a,c]	Common equity	Western Europe	25,263,817
QoL Healthcare Company, LLC [a,c]	Member interest	North America	21,588,341
QoL meds Holding Company, LLC [a,c]	Member interest	North America	9,556
R&R Co-Invest FCPR [a,c]	Common equity	Western Europe	24,501,493
S.TOUS, S.L. [a,c]	Common equity	Western Europe	11,733,026
S-Evergreen Holding Corp. [a,c]	Common equity	North America	208,469
Sabre Industries, Inc. [a,c]	Common equity	North America	1,088,141
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. [a,c]	Limited partnership interest	North America	3,401,597
Snack Parent Corporation [a,c]	Preferred equity	North America	25,868
SPH GRD Acquisition Partners, LLC [a,c]	Member interest	North America	13,858,888
Spring Topco, Ltd. [a,c]	Common equity	North America	471,204
Strategic Partners, Inc. [a]	Common equity	North America	7,985,684
Surgery Center Holdings, Inc. [a]	Warrants	North America	255,181
Svensk Utbildning Intressenter Holding AB [a,c]	Common equity	Western Europe	283,193
Swissport II Co-Invest FCPR [a,c]	Common equity	Western Europe	10,141,470
THL Equity Fund VI Investors (BKFS), L.P. [a,c]	Limited partnership interest	North America	22,456,172
Valhalla Co-Invest, L.P. [a]	Limited partnership interest	Western Europe	2,161,344
Velocity Holdings L.P. [a,c]	Limited partnership interest	North America	2,241,049
Velocity Technologies Solutions, Inc. [a,c]	Common equity	North America	11,707,800
Virtuoso Lux I SarL [a,c]	Common equity	Western Europe	24,345,025
Virtuoso Lux I SarL [a,c]	Shareholder loan	Western Europe	17,264,750
WP Mustang Co-Invest-C L.P. [a,c]	Limited partnership interest	North America	14,366,701
			$436,447,718

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - December 31, 2015 (Unaudited) (Continued)

Private Equity Investments (continued)
Direct Investments (continued)
Direct Debt (17.32%)	Interest	Maturity	Investment Type	Geographic Region [b]	Fair Value **
Ability Network Inc. [a]	Libor (1.00% floor) + 8.25%	5/16/2022	Second Lien	North America	$11,327,500
Ability Network Inc. [a]	Libor (1.00% floor) + 5.00%	5/16/2021	Senior	North America	7,579,703
Affordable Care Holding Corp. [a]	Libor (1.00% floor) + 8.50%	4/22/2023	Second Lien	North America	17,172,969
Al Alabama B.V. [a]	Libor (1.00% floor) + 8.00%	7/6/2023	Second Lien	Western Europe	6,374,927
Ascensus Inc. [a]	Libor (1.00% floor) + 9.00%	12/3/2023	Second Lien	North America	27,540,000
Ascensus Inc. [a]	Libor (1.00% floor) + 4.50%	12/3/2022	Senior	North America	17,517,177
Astro AB Merger Sub, Inc. [a]	Libor (1.00% floor) + 4.50%	5/22/2022	Second Lien	North America	7,841,035
CapitalSpring Finance Company [a]	2.00% + 11.25% PIK	10/2/2019	Mezzanine	North America	17,873,779
CDRH Parent, Inc. [a]	Libor (1.00% floor) + 8.00%	7/1/2022	Second Lien	North America	7,958,350
CFS 811 B.V. [a]	Euribor (0.75% floor) + 7.25%	6/12/2021	Senior	Western Europe	11,628,076
Evergreen ACQC01, L.P. [a]	10.25%	7/11/2022	Mezzanine	North America	6,325,000
Global Tel*Link Corporation [a]	Libor (1.25% floor) + 7.75%	11/23/2020	Second Lien	North America	6,386,000
Global Tel*Link Corporation [a]	Libor (1.25% floor) + 3.75%	12/14/2017	Senior	North America	2,944,725
Kahuna Bidco Pty Limited [a]	BBSY + 5.00% + 3.50% PIK	12/31/2016	Mezzanine	Asia - Pacific	4,361,033
Learning Care Group (US) No. 2, Inc. [a]	Libor (1.00% floor) + 4.50%	5/5/2021	Senior	North America	6,111,505
Lightower [a]	10.00%	2/12/2022	Mezzanine	North America	6,973,621
Lightower [a]	12.00% PIK	8/12/2025	Mezzanine	North America	5,366,573
LIT Holdings, Inc. [a]	Libor (1.00% floor) + 9.25%	5/27/2022	Second Lien	North America	10,378,750
National Surgical Hospitals, Inc. [a]	Libor (1.00% floor) + 9.00%	6/1/2023	Second Lien	North America	9,450,000
NTS Holding Corporation, Inc. [a]	Libor (1.00% floor) + 6.00%	6/12/2021	Senior	North America	9,001,511
Onex Wizard Acquisition Company	Libor (1.00% floor) + 3.25%	3/27/2022	Senior	Western Europe	2,349,807
II S.C.A. [a]
Onex Wizard Acquisition Company	Euribor (1.00% floor) + 3.25%	3/19/2022	Senior	Western Europe	7,821,663
II S.C.A. [a]
Photonis Technologies S.A.S [a]	Libor (1.00% floor) + 7.50%	9/18/2019	Second Lien	Western Europe	8,554,253
Plano Molding Company, LLC [a]	Libor (1.00% floor) + 6.00%	5/12/2021	Second Lien	North America	8,538,176
Sabre Industries, Inc. [a]	11.00%	8/27/2022	Mezzanine	North America	2,524,011
Sabre Industries, Inc. [a]	11.00%	8/27/2022	Mezzanine	North America	4,037,500
Springer Science+Business Media	Libor (1.00% floor) + 3.75%	8/14/2020	Senior	Western Europe	9,382,884
Deutschland GmbH [a]
Springer Science+Business Media	Libor (1.00% floor) + 3.75%	8/14/2020	Senior	Western Europe	10,360,838
Deutschland GmbH [a]
Stiphout Finance LLC [a]	Libor (1.00% floor) + 8.00%	10/26/2023	Second Lien	Asia - Pacific	7,248,015
Stiphout Finance LLC [a]	Libor (1.00% floor) + 3.75%	10/26/2022	Senior	Asia - Pacific	7,195,594
Sun Products Corporation (The) [a]	Libor (1.25% floor) + 4.25%	3/23/2020	Senior	North America	12,474,603
					280,599,578
Total Direct Investments (44.25%)					$717,047,296

Secondary Investments* (18.73%)	Geographic Region [b]	Fair Value
3i Europartners Vb, L.P. [a]	Western Europe	$4,825,590
3i Growth Capital B, L.P. [a,c]	Western Europe	1,055,800
Abingworth Bioventures III, L.P. [a,c]	Western Europe	53,544
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. [a,c]	Western Europe	262,041
Abingworth Bioventures V, L.P. [a]	Western Europe	521,567
Advent International GPE VI, L.P. [a]	Western Europe	4,305,004
Apax Europe VI - A, L.P. [a]	Western Europe	494,500
Apax Europe VII - B, L.P. [a]	Western Europe	414,134
Apollo Investment Fund IV, L.P. [a,c]	North America	5,050
Apollo Investment Fund VI, L.P. [a]	North America	726,580
Apollo Investment Fund VII, L.P. [a]	North America	560,612
Apollo Overseas Partners (Delaware) VII, L.P. [a]	North America	226,206
Ares Corporate Opportunities Fund III, L.P. [a]	North America	323,132
Astorg V FCPR [a]	Western Europe	2,439,991
Bain Capital Fund VIII, L.P. [a,c]	North America	261,911
Bain Capital Fund X, L.P. [a]	North America	22,350,622
Bain Capital IX Co-Investment Fund, L.P. [a,c]	North America	97,953
Bain Capital Partners IX, L.P. [a,c]	North America	593,144
Bain Capital VIII Coinvestment Fund, L.P. [a,c]	North America	58,627
Bain Capital X Co-Investment Fund, L.P. [a]	North America	941,056
Baring Asia Private Equity Fund IV, L.P. [a]	Asia - Pacific	493,234
BC European Capital IX, L.P. [a]	Western Europe	3,518,173
Bertram Growth Capital II-A, L.P. [a,c]	North America	4,277,689
Blackstone Capital Partners V/F, L.P. [a]	North America	2,187,061
Blackstone Capital Partners V-S, L.P. [a]	North America	320,021
Candover 2005 Fund, L.P. [a]	Western Europe	760,165

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - December 31, 2015 (Unaudited) (Continued)

Private Equity Investments (continued)
Secondary Investments (continued)	Geographic Region [b]	Fair Value
Carlyle Europe Partners II, L.P. [a]	Western Europe	$240,930
Carlyle Europe Partners III, L.P. [a]	Western Europe	10,047,224
Carlyle Japan International Partners II, L.P. [a]	Asia - Pacific	5,152,701
Carlyle Partners IV, L.P. [a]	North America	689,192
Carlyle Partners V, L.P. [a]	North America	876,784
Carlyle Partners V/B, L.P. [a]	North America	4,227,945
CCP IX LP No. 2 [a]	Western Europe	3,073,339
Citigroup Venture Capital International Growth Offshore I, L.P. [a]	Asia - Pacific	24,236
Citigroup Venture Capital International Growth Offshore II, L.P. [a]	Asia - Pacific	368,915
Citigroup Venture International Growth Partnership II, L.P. [a]	Asia - Pacific	1,105,223
Clayton, Dubilier & Rice Fund VII, L.P. [a]	North America	3,902,620
Clayton, Dubilier & Rice Fund VIII, L.P. [a]	North America	14,459,449
CVC Capital Partners Asia Pacific III, L.P. [a]	Asia - Pacific	1,458,706
CVC European Equity Partners Tandem Fund (A), L.P. [a]	Western Europe	93,703
CVC European Equity Partners V, L.P. [a]	Western Europe	2,991,708
Duke Street VI US No. 1 Limited Partnership [a]	Western Europe	303,425
Fourth Cinven Fund, L.P. [a]	Western Europe	359,987
Frazier Healthcare VI, L.P. [a]	North America	2,204,668
FS Equity Partners V, L.P. [a,c]	North America	3,390,881
Galileo III FCPR [a,c]	Western Europe	215,001
Genstar Capital Partners IV, L.P. [a,c]	North America	143,952
Genstar Capital Partners V, L.P. [a]	North America	1,356,519
Graphite Capital Parners VI, L.P. [a,c]	Western Europe	441,696
Graphite Capital Parners VII Top-Up [a,c]	Western Europe	73,443
Graphite Capital Parners VII, L.P. [a,c]	Western Europe	403,229
Green Equity Investors Side V, L.P. [a]	North America	1,599,931
Gryphon Partners 3.5, L.P. [a]	North America	3,949,312
Harvest Partners V, L.P. [a]	North America	256,722
Hellman & Friedman Capital Partners VI, L.P. [a]	North America	1,676,320
Hellman & Friedman Capital Partners VII, L.P. [a]	North America	2,246,478
H.I.G. Bayside Debt & LBO Fund II, L.P. [a]	North America	1,416,726
Highstar Capital III Prism Fund, L.P. [a]	North America	1,393,142
Index Ventures II (Jersey), L.P. [a,c]	Western Europe	174,040
Indigo Capital V, L.P. [a]	Western Europe	794,940
Industri Kapital 1997 Fund [a]	Western Europe	146,484
Industri Kapital 2000, L.P. [a,c]	Western Europe	4,002
Investcorp Private Equity 2007 Fund, L.P. [a]	North America	3,344,142
Investcorp Technology Partners III (Cayman), L.P. [a]	North America	3,085,357
Irving Place Capital Investors II, L.P. [a]	North America	23,013
Irving Place Capital Partners III, L.P. [a]	North America	21,264
Jerusalem Venture Partners IV, L.P. [a,c]	Asia - Pacific	236,615
KKR European Fund III, L.P. [a]	Western Europe	6,067,220
Lightyear Fund II, L.P. [a]	North America	5,957,933
Madison Dearborn Capital Partners V-A and V-B, L.P. [a]	North America	5,285,574
Madison Dearborn Capital Partners VI-C, L.P. [a]	North America	1,119,694
MidOcean Partners III, L.P. [a]	North America	2,186,297
Monomoy Capital Partners II, L.P. [a,c]	North America	1,099,747
Montagu III, L.P. [a]	Western Europe	117
Nexit Infocom 2000 Fund L.P. [a,c]	Western Europe	6,560
Oak Investment Partners XII, L.P. [a]	North America	1,074,141
PAI Europe V [a,c]	Western Europe	2,035,331
Palladium Equity Partners III, L.P. [a]	North America	483,907
Pamlico Capital GP I, LLC [a,c]	North America	1
Pamlico Capital GP II, LLC [a,c]	North America	95,475
Pamlico Capital II, L.P. [a]	North America	7,931,125
Pamlico Capital Secondary Fund, L.P. [a,c]	North America	3,822
Permira Europe I, L.P. 1B [a,c]	Western Europe	42,941
Permira Europe II, L.P. [a,c]	Western Europe	27,411
Permira Europe III, L.P. [a]	Western Europe	831,692
Permira IV Continuing, L.P. 1 [a]	Western Europe	13,016,564
Providence Equity Partners IV, L.P. [a]	North America	13,643
Providence Equity Partners V, L.P. [a]	North America	483,461
Providence Equity Partners VI, L.P. [a]	North America	12,455,166
Providence Equity Partners VII-A, L.P. [a]	North America	1,082,188
Riverside Europe Fund IV, L.P. [a,c]	Western Europe	2,776,064
Silver Lake Partners II, L.P. [a]	North America	429,457
Silver Lake Partners III, L.P. [a]	North America	11,997,638
Silver Lake Sumeru Fund, L.P. [a]	North America	350,768
Sun Capital Partners V, L.P. [a]	North America	23,741,785
TA Atlantic and Pacific V, L.P. [a,c]	North America	54,863
TA Atlantic & Pacific VI, L.P. [a,c]	North America	1,095,373
TA X, L.P. [a,c]	North America	162,893
TA XI, L.P. [a,c]	North America	3,323,113
TCV VI, L.P. [a,c]	North America	974,105
TCV VII (A), L.P. [a,c]	North America	11,131,717
Terra Firma Capital Partners III, L.P. [a]	Western Europe	11,187,280
Thomas H. Lee Parallel (DT) Fund VI, L.P. [a]	North America	1,985,654
Thomas H. Lee Parallel Fund VI, L.P. [a]	North America	1,777,134
TorQuest Partners Fund (U.S.) II, L.P. [a,c]	North America	911,727
TPG Partners V, L.P. [a]	North America	6,011,870
TPG Partners VI, L.P. [a]	North America	18,140,774
Tudor Ventures III, L.P. [a,c]	North America	4,203,003
Warburg Pincus Private Equity IX, L.P. [a]	North America	194,964
Warburg Pincus Private Equity X, L.P. [a]	North America	11,799,610
Total Secondary Investments (18.73%)		$303,597,173

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - December 31, 2015 (Unaudited) (Continued)

Private Equity Investments (continued)
Primary Investments* (7.48%)	Geographic Region [b]	Fair Value
Advent International GPE VII-B, L.P. [a,c]	North America	$9,832,728
Advent Latin American Private Equity Fund VI-H, L.P. [a,c]	South America	1,058,416
Altra Private Equity Fund II, L.P. [a,c]	South America	1,466,281
Apollo Investment Fund VIII, L.P. [a]	North America	2,898,404
Ares Corporate Opportunities Fund IV, L.P. [a]	North America	7,660,644
Avista Capital Partners II, L.P. [a]	North America	1,206,912
Avista Capital Partners III, L.P. [a]	North America	7,853,547
Bain Capital Europe Fund IV, L.P. [a,c]	Western Europe	1,221,081
Baring Asia Private Equity Fund V, L.P. [a]	Asia - Pacific	3,743,214
Caltius Partners V-A, L.P. [a,c]	North America	227,627
CapVest Equity Partners III B, L.P. [a,c]	Western Europe	550,833
Carlyle Europe Partners IV, L.P. [a,c]	Western Europe	403,418
Clayton, Dubilier & Rice Fund IX, L.P. [a]	North America	3,258,557
Crescent Mezzanine Partners VIB, L.P. [a]	North America	3,802,329
CVC Capital Partners VI (A) L.P. [a,c]	Western Europe	2,543,421
EQT VI (No.1) Limited Partnership [a,c]	Western Europe	4,112,072
Genstar Capital Partners VI, L.P. [a]	North America	10,570,256
Genstar Capital Partners VII, L.P. [a,c]	North America	57,553
Hony Capital Partners V, L.P. [a]	Asia - Pacific	10,091,257
Index Ventures Growth III (Jersey), L.P. [a,c]	Western Europe	1,374,071
KKR North America Fund XI, L.P. [a,c]	North America	7,557,948
Kohlberg TE Investors VII, L.P. [a]	North America	4,866,255
Nautic Partners VII-A, L.P. [a]	North America	5,815,492
New Enterprise Associates 14, L.P. [a,c]	North America	5,586,246
PAI Europe VI-1, L.P. [a,c]	Western Europe	2,817,901
Pátria - Brazilian Private Equity Fund IV, L.P. [a]	South America	2,387,693
PennantPark Credit Opportunities Fund, L.P. [a]	North America	9,755,824
Silver Lake Partners IV, L.P. [a]	North America	3,980,289
Sumeru Equity Partners Fund, L.P. [a,c]	North America	681,373
Welsh, Carson, Anderson & Stowe XII, L.P. [a,c]	North America	971,574
Windjammer Senior Equity Fund IV, L.P. [a]	North America	2,891,008
Total Primary Investments (7.48%)		$121,244,224

Total Private Equity Investments (Cost $958,360,044) (70.46%)		$1,141,888,693

Short-Term Investments (21.90%)

U.S. Government Treasury Obligations (21.90%)	Principal	Fair Value
U.S. Treasury Bill, 0.007%, 01/07/2016 [e]	40,000,000	$40,000,047
U.S. Treasury Bill, 0.015%, 01/14/2016 [e]	30,000,000	30,000,157
U.S. Treasury Bill, 0.000%, 02/04/2016	30,000,000	30,000,000
U.S. Treasury Bill, 0.112%, 02/11/2016 [d]	40,000,000	39,994,965
U.S. Treasury Bill, 0.153%, 02/18/2016 [d]	80,000,000	79,985,293
U.S. Treasury Bill, 0.107%, 02/18/2016 [d]	30,000,000	29,994,485
U.S. Treasury Bill, 0.092%, 03/03/2016 [d]	50,000,000	49,991,200
U.S. Treasury Bill, 0.155%, 03/24/2016 [d]	55,000,000	54,978,330
Total U.S. Government Treasury Obligations (21.90%)		$354,944,477

Total Short-Term Investments (Cost $354,929,443) (21.90%)		$354,944,477

Total Investments (Cost $1,313,289,487) (92.36%)		1,496,833,170

Other Assets in Excess of Liabilities (7.64%)		123,796,477

Members' Equity (100.00%)		$1,620,629,647

*	Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary investments involve acquiring single or portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Master Fund's interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates).

[a]	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Total cost and fair value of restricted portfolio funds as of December 31, 2015 was $958,360,044 and $1,141,888,693, respectively.
[b]	Geographic region is based on where a Direct Investment is headquartered and may be different from where such Investment invests or operates. In the case of Primary and Secondary Investments, geographic region generally refers to where the majority of the underlying assets are invested.
[c]	Non-income producing.
[d]	Each issue shows the rate of the discount at the time of purchase.
[e]	Each issue shows the rate of the premium at the time of purchase.

The Partners Group Private Equity (Master Fund), LLC (the “Master Fund”), in which Partners Group Private Equity (TEI), LLC invests through its investment in Partners Group Private Equity (Offshore), LDC, may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk.  The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions.  The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates.  All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses.  Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency.  Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2015 through December 31, 2015, the Master Fund entered into seven short forward foreign currency exchange contracts.  The Master Fund had $2,735,865 in net realized losses, and a $502,186 change in net unrealized appreciation on forward foreign currency exchange contracts.

At December 31, 2015, the Master Fund had two outstanding short forward foreign currency exchange contracts:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
January 21, 2016	Euro (€)	$108,837,541	€95,600,000	$103,907,668	$4,929,873	Merrill Lynch
January 21, 2016	Euro (€)	$46,705,560	€41,000,000	$44,562,921	$2,142,639	Merrill Lynch

Investments held by the Master Fund include direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

In conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.  A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. The Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and adviser’s estimates.

•	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. The following table presents the Master Fund’s investments at December 31, 2015 measured at fair value. Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Direct Investments:
Direct Equity Investments	$-	$-	$436,447,718	$436,447,718
Direct Debt Investments	-	-	280,599,578	280,599,578
Total Direct Investments*	$-	$-	$717,047,296	$717,047,296
Secondary Investments*	-	-	303,597,173	303,597,173
Primary Investments*	-	-	121,244,224	121,244,224
Short-Term Investments	354,944,477	-	-	354,944,477
Total Investments	$354,944,477	$-	$1,141,888,693	$1,496,833,170
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$7,072,512	$-	$-	$7,072,512
Total Forward Currency Exchange Contracts	$7,072,512	$-	$-	$7,072,512

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2015	Realized gain/ (loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net transfers in or out of Level 3	Balance as of December 31, 2015
Direct Investments:
Direct Equity Investments	$339,844,108	$40,193,261	$47,263,914	$79,786,039	$(70,639,605)	$(21,569,982)	$414,877,735
Direct Debt Investments	186,329,741	(2,426,889)	(1,209,746)	184,503,801	(86,597,329)	-	280,599,578
Total Direct Investments*	$526,173,849	$37,766,372	$46,054,168	$264,289,840	$(157,236,934)	$(21,569,982)	$695,477,313
Secondary Investments*	328,970,784	1,014,003	(25,101,319)	37,370,847	(38,657,142)	-	303,597,173
Primary Investments*	95,045,961	-	4,805,923	34,896,343	(13,504,003)	-	121,244,224
Total	$950,190,594	$38,780,375	$25,758,772	$336,557,030	$(209,398,079)	$(21,569,982)	$1,120,318,710

The amount of the net change in unrealized appreciation for the period ended December 31, 2015 relating to investments in Level 3 assets still held at December 31, 2015 is $20,433,835, which is included as a component of net change in unrealized appreciation on investments in Private Equity Investments.

*	Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary investments involve acquiring single or portfolios of assets on the secondary market. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

The Master Fund's valuation procedures (the “Valuation Procedures”) have been approved by the Master Fund's Board of Managers (the “Board”).  The Valuation Procedures are implemented by Partners Group (USA) Inc. (the “Adviser”) and the Master Fund's third party administrator, both of which report to the Board.  For third-party information, the Master Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund.  The Adviser employs valuation techniques for Private Equity Investments held by the Master Fund, which include discounted cash flow methods and market comparables.  The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Master Fund’s investments pursuant to the Valuation Procedures.  The Adviser and one or more of its affiliates may act as investment advisers to clients other than the Master Fund that hold Private Equity Investments held by the Master Fund.  In such cases, the Valuation Committee may value such Private Equity Investments in consultation with its affiliates.   Valuation determinations by the Adviser and its affiliates for a Private Equity Investment held by other clients may result in different values than those ascribed to the same Private Equity Investment held by the Master Fund.  This situation can arise in particular when reconciling fair valuation differences between U.S. GAAP and accounting standards applicable to such other clients.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser's Valuation Committee for Level 3 Fair Value Measurements for investments held as of December 31, 2015:

Type of Security	Fair Value at 12/31/2015 (000’s)	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity Investments	$345,407	Market comparable companies	Enterprise Value to EBITDA multiple	7.60 x - 15.00 x (10.82 x)

	471	Discounted cash flow	Discount factor	20.00% - 20.00% (20.00%)

	3,402	Market comparable companies	Enterprise Value to Sales multiple	3.00 x - 3.00 x (3.00 x)

	30,138	Exit price	Recent transaction price	n/a - n/a (n/a)

	35,460	Recent financing	Recent transaction price	n/a - n/a (n/a)

Direct Debt Investments	$38,618	Market comparable companies	Enterprise Value to EBITDA multiple	7.00 x – 11.00 x (9.11 x)

	47,462	Discounted cash flow	Discount factor	10.64% - 17.10% (13.61%)

	149,807	Broker quotes	Bid quotes for an inactive market	n/a - n/a (n/a)

	44,713	Recent financing	Recent transaction price	n/a - n/a (n/a)

Level 3 Direct Equity Investments valued by using an unobservable input factor are directly affected by a change in that factor.  For Level 3 Direct Debt Investments, the Master Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest rate risk of the particular investment.  Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Partners Group Private Equity (TEI), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	February 29, 2016

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date	February 29, 2016

* Print the name and title of each signing officer under his or her signature.